UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MFS International Value Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Country as of June 29, 2012

Country	% of Portfolio Investments
Australia	0.88%
Bermuda	1.15%
Denmark	0.95%
France	6.47%
Germany	7.43%
Hong Kong	0.26%
Ireland	0.31%
Italy	1.42%
Japan	27.87%
Netherlands	7.62%
Norway	0.95%
Singapore	0.38%
South Korea	0.87%
Spain	1.40%
Sweden	1.67%
Switzerland	10.89%
Taiwan	1.50%
United Kingdom	23.34%
United States	4.64%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2012)	Ending Account Value (6/29/2012)	Expenses Paid During Period* (1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,061.60	$5.88

Hypothetical (5% return before expenses)	$1,000.00	$1,019.03	$5.75

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.16% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 5.51%
65,336	Bayer AG (a)	$	4,708,077
13,874	Brenntag AG (a)		1,535,404
2,932	Givaudan SA (a)		2,877,654
47,600	Shin-Etsu Chemical Co Ltd (a)		2,621,237
56,999	Symrise AG (a)		1,737,158

			13,479,530

Communications — 14.62%
508,000	China Unicom Hong Kong Ltd (a)		638,800
1,418	Fuji Media Holdings Inc (a)		2,437,613
1,327	KDDI Corp (a)		8,560,360
99,608	Koninklijke KPN NV (a)(b)		952,453
14,400	Nippon Television Network Corp (a)		2,188,763
2,171	NTT DOCOMO INC (a)		3,612,550
150,560	Pearson PLC (a)		2,985,007
213,677	TDC A/S (a)		1,484,984
1,530,399	Telecom Italia SpA (a)		1,240,189
449,913	Telefonaktiebolaget LM Ericsson (a)		4,116,580
82,627	UBM PLC (a)		756,498
2,416,254	Vodafone Group PLC (a)		6,789,590

			35,763,387

Consumer, Cyclical — 5.45%
399,420	Compass Group PLC (a)		4,189,579
830,789	Esprit Holdings Ltd (a)(b)		1,076,066
53,700	Lawson Inc (a)		3,755,320
12,600	Nintendo Co Ltd (a)		1,471,441
18,200	Sankyo Co Ltd (a)		888,145
18,010	USS Co Ltd (a)		1,943,309

			13,323,860

Consumer, Non-cyclical — 29.85%
139,505	Brambles Ltd (a)		884,783
134,307	British American Tobacco PLC (a)		6,827,094
213,254	Bunzl PLC (a)		3,482,235
112,308	Danone SA (a)		6,979,577
291,086	GlaxoSmithKline PLC (a)		6,609,437
145,403	Heineken NV (a)		7,582,298
21,000	Hisamitsu Pharmaceutical Co Inc (a)		1,033,506
16,200	Ito En Ltd (a)(c)		303,515
210,200	Japan Tobacco Inc (a)		6,227,311
232,200	Kao Corp (a)		6,403,703
41,200	Kobayashi Pharmaceutical Co Ltd (a)(b)		2,291,081
51,200	Kose Corp (a)		1,211,971
109,616	Nestle SA (a)		6,541,650
41,200	Nihon Kohden Corp (a)		1,257,265
94,845	Reckitt Benckiser Group PLC (a)		5,011,717
34,479	Roche Holding AG (a)		5,955,661
31,176	Sanofi (a)		2,360,055

Shares			Value

Consumer, Non-cyclical — (continued)
50,500	Santen Pharmaceutical Co Ltd (a)	$	2,075,282

			73,038,141

Energy — 6.05%
871,196	BP PLC (a)		5,817,315
390,603	Cairn Energy PLC (a)(c)		1,625,872
218,427	Royal Dutch Shell PLC Class A (a)		7,357,720

			14,800,907

Financial — 17.08%
144,327	Amlin PLC (a)		800,999
146,493	Catlin Group Ltd (a)		977,377
162,000	Chiba Bank Ltd (a)		973,072
633,000	Daiwa Securities Group Inc (a)		2,385,604
181,992	Deutsche Wohnen AG (a)(b)		3,060,243
235,696	DNB ASA (a)(b)		2,343,639
10,213	Euler Hermes SA (a)(b)		661,017
60,454	GSW Immobilien AG (a)		2,066,794
159,000	Hachijuni Bank Ltd (a)		826,506
279,212	Hiscox Ltd (a)		1,869,161
703,711	HSBC Holdings PLC (a)		6,199,866
289,039	ING Groep NV (a)(c)		1,937,751
113,738	Jardine Lloyd Thompson Group PLC (a)		1,248,809
229,000	Joyo Bank Ltd (a)		1,042,014
34,803	Julius Baer Group Ltd (a)		1,261,842
15,852	Jyske Bank A/S (a)(c)		427,704
211,300	Sapporo Hokuyo Holdings Inc (a)		655,259
76,600	Sumitomo Mitsui Financial Group Inc (a)		2,530,476
64,799	Swiss Re AG (a)		4,085,046
25,801	Sydbank A/S (a)(c)		418,187
62,130	TAG Immobilien AG		583,402
521,270	UniCredit SpA (a)(c)		1,976,456
85,191	Unione di Banche Italiane SCPA (a)		278,338
14,040	Zurich Insurance Group AG (a)		3,174,781

			41,784,343

Industrial — 8.26%
791,356	Cobham PLC (a)		2,881,759
8,837	Geberit AG (a)		1,743,346
54,300	Glory Ltd (a)		1,132,784
267,769	Halma PLC (a)		1,752,230
7,100	Hirose Electric Co Ltd (a)		702,834
226,000	Konica Minolta Holdings Inc (a)		1,780,418
86,486	Legrand SA (a)(b)		2,935,372
10,850	Schindler Holding AG (a)		1,213,103
53,784	Spectris PLC (a)		1,292,177
150,000	Venture Corp Ltd (a)		931,247
238,300	Yamato Holdings Co Ltd (a)		3,837,038

			20,202,308

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Technology — 7.35%
162,382	Amadeus IT Holding SA Class A (a)	$	3,440,269
24,852	ASM International NV (a)		944,011
114,020	Asustek Computer Inc (a)		1,048,033
167,197	Computershare Ltd (a)		1,277,988
36,294	Neopost SA (a)		1,936,898
119,400	Nomura Research Institute Ltd (a)		2,627,461
9,970	Obic Co Ltd (a)		1,913,440
2,036	Samsung Electronics Co Ltd (a)		2,156,100
189,470	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (c)		2,645,001

			17,989,201

TOTAL COMMON STOCK — 94.17% (Cost $208,847,489)		$	230,381,677

PREFERRED STOCK
Consumer, Non-cyclical — 1.89%
69,669	Henkel AG & Co KGaA (a)		4,629,227

TOTAL PREFERRED STOCK — 1.89% (Cost $3,120,129)		$	4,629,227

Contract Value

PURCHASED OPTIONS
8,514,047	Euro Dollar Call, strike price 121.25, expiration date March 2013 (c)		27,357
875,781,000	Japanese Yen Put, strike price 84.8, expiration date August 2012 (c)		5,464
156,547,198	Japanese Yen Put, strike price 90.7, expiration date March 2013 (c)		8,790

			41,611

TOTAL PURCHASED OPTIONS — 0.02% (Cost $430,373)		$	41,611

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 1,699,750	Undivided interest of 3.65% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,699,750 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$	1,699,750

1,339,548	Undivided interest of 5.06% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $1,339,548 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.		1,339,548

1,699,750	Undivided interest of 3.61% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,699,750 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		1,699,750

1,699,750	Undivided interest of 3.74% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,699,750 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.		1,699,750

TOTAL SECURITIES LENDING COLLATERAL — 2.63% (Cost $6,438,798)		$	6,438,798

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

SHORT TERM INVESTMENTS
$ 4,999,997	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012		4,999,997

TOTAL SHORT TERM INVESTMENTS — 2.05% (Cost $4,999,997)		$	4,999,997

TOTAL INVESTMENTS — 100.76% (Cost $223,836,786)		$	246,491,310

OTHER ASSETS & LIABILITIES, NET — (0.76)%		$	(1,854,344)

TOTAL NET ASSETS — 100.00%		$	244,636,966

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at June 29, 2012.
(c)	Non-income producing security.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Summary of Investments by Country as of June 29, 2012.

Country		Value	Percentage of Portfolio Investments

Australia	$	2,162,771	0.88%
Bermuda		2,846,538	1.15
Denmark		2,330,875	0.95
France		15,948,985	6.47
Germany		18,320,305	7.43
Hong Kong		638,800	0.26
Ireland		756,498	0.31
Italy		3,494,983	1.42
Japan		68,703,532	27.87
Netherlands		18,774,233	7.62
Norway		2,343,639	0.95
Singapore		931,247	0.38
South Korea		2,156,100	0.87
Spain		3,440,269	1.40
Sweden		4,116,580	1.67
Switzerland		26,853,083	10.89
Taiwan		3,693,034	1.50
United Kingdom		57,541,043	23.34
United States		11,438,795	4.64

Total	$	246,491,310	100.00%

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim MFS International Value Portfolio

ASSETS:
Investments in securities, market value (including $6,115,244 of securities on loan)(a)	$246,491,310
Cash	3,938,395
Cash denominated in foreign currencies(b)	481,403
Dividends and interest receivable	985,980
Subscriptions receivable	176,051
Receivable for investments sold	963,180

Total Assets	253,036,319

LIABILITIES:
Payable to investment adviser	214,423
Payable upon return of securities loaned	6,438,798
Redemptions payable	798,566
Payable for investments purchased	947,566

Total Liabilities	8,399,353

NET ASSETS	$244,636,966

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,020,938
Paid-in capital in excess of par	284,329,807
Net unrealized appreciation on investments, option contracts and foreign currency translations	22,655,368
Undistributed net investment income	2,915,533
Accumulated net realized loss on investments, option contracts and foreign currency transactions	(68,284,680)

TOTAL NET ASSETS	$244,636,966

CAPITAL STOCK:
Authorized	79,000,000
Issued and Outstanding	30,209,378

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.10

(a) Cost of investments	$223,836,786
(b) Cost of cash denominated in foreign currencies	$480,559

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim MFS International Value Portfolio

INVESTMENT INCOME:
Interest	$985
Income from securities lending	103,690
Dividends	4,897,872
Foreign withholding tax	(671,955)

Total Income	4,330,592

EXPENSES:
Audit fees	12,267
Bank and custodian fees	88,532
Investment administration fees	60,005
Management fees	1,187,406
Other	37,614

Total Expenses	1,385,824

Less amount reimbursed by investment adviser	5,180

Net Expenses	1,380,644

NET INVESTMENT INCOME	2,949,948

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,167,102
Change in net unrealized appreciation on investments and foreign currency translations	10,202,608
Change in net unrealized depreciation on option contracts	(265,749)

Net Realized and Unrealized Gain on Investments, Option Contracts and Foreign Currency	11,103,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,053,909

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim MFS International Value Portfolio	2012 (Unaudited)	2011

OPERATIONS:
Net investment income	$2,949,948	$4,679,206
Net realized gain on investments and foreign currency transactions	1,167,102	4,482,599
Net realized gain (loss) on option contracts	–	(467,494)
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	10,202,608	(12,153,360)
Change in net unrealized appreciation (depreciation) on option contracts	(265,749)	150,779

Net Increase (Decrease) in Net Assets Resulting from Operations	14,053,909	(3,308,270)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(3,773,304)

Total Distributions	0	(3,773,304)

CAPITAL SHARE TRANSACTIONS:
Shares sold	31,034,792	56,768,174
Shares issued in reinvestment of distributions	–	3,773,304
Shares redeemed	(26,993,277)	(88,311,799)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,041,515	(27,770,321)

Total Increase (Decrease) in Net Assets	18,095,424	(34,851,895)

NET ASSETS:
Beginning of period	226,541,542	261,393,437

End of period (a)	$244,636,966	$226,541,542

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	3,902,533	7,154,396
Shares issued in reinvestment of distributions	–	502,437
Shares redeemed	(3,369,769)	(11,041,489)

Net Increase (Decrease)	532,764	(3,384,656)

(a) Including undistributed and (overdistributed) net investment income:	$2,915,533	$(34,415)

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim MFS International Value Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.63		$7.91	$7.35	$5.62	$13.44	$14.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.13	0.12	0.03	0.27	0.29
Net realized and unrealized gain (loss)	0.37		(0.28)	0.56	1.76	(7.39)	0.60

Total Income (Loss) From Investment Operations	0.47		(0.15)	0.68	1.79	(7.12)	0.89

LESS DISTRIBUTIONS:
From net investment income	–		(0.13)	(0.12)	(0.06)	(0.17)	(0.23)
From net realized gains	–		–	–	–	(0.53)	(1.94)

Total Distributions	0.00		(0.13)	(0.12)	(0.06)	(0.70)	(2.17)

NET ASSET VALUE, END OF PERIOD	$8.10		$7.63	$7.91	$7.35	$5.62	$13.44

TOTAL RETURN(a)	6.16%	(b)	(1.87%)	9.21%	31.67%	(53.75%)	6.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$244,637		$226,542	$261,393	$248,028	$202,650	$349,470
Ratio of expenses to average net assets
Before reimbursement	1.17%	(c)	1.17%	1.18%	1.18%	1.15%	1.12%
After reimbursement	1.16%	(c)	1.16%	1.17%	1.18%	1.13%	1.11%
Ratio of net investment income to average net assets
Before reimbursement	2.48%	(c)	1.99%	1.55%	2.16%	2.62%	1.88%
After reimbursement	2.48%	(c)	1.99%	1.56%	2.17%	2.64%	1.88%
Portfolio turnover rate	14%	(b)	23%	32%	163%	47%	38%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MFS International Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Purchased Options	Reported trades, option models, swap curves, currency volatility, net present value of cash flows.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Portfolio, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Foreign Common Stock	$	3,228,403	$	227,153,274	$	—	$	230,381,677
Preferred Stock		—		4,629,227		—		4,629,227
Derivative Investments:
Purchased Options		—		41,611		—		41,611
Securities Lending Collateral		—		6,438,798		—		6,438,798
Short Term Investments		—		4,999,997		—		4,999,997

Total Investments(a)	$	3,228,403	$	243,262,907	$	0	$	246,491,310

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The Portfolio recognizes transfers between levels as of the beginning of the reporting period. As of June 29, 2012, the following transfers were recognized between valuation levels.

Investments	Market Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$7,582,298	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Options

As part of its investment strategy the Portfolio purchases options. When the Portfolio purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When options expire, are exercised or are closed, the realized gain or loss is included in the Statement of Operations.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Life Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the Adviser is required by contract to reimburse the Portfolio for any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not Portfolio specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and the Fund have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $40,208,497 and $32,302,183, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $225,213,964. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $35,115,024 and gross depreciation of securities in which there was an excess of tax cost over value of $13,837,678 resulting in net appreciation of $21,277,346.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio purchased call or put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Purchased call options are used to seek to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Portfolio’s exposure to an underlying instrument. Purchased put options are used to seek to reduce exposure to a decline in the value of Portfolio securities or currency. The risk in purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Valuation of derivative instruments for the period ended June 29, 2012 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
purchased options	Investments in securities, market value	$41,611

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
purchased options			Change in net unrealized depreciation on options contracts	$(265,749)

The contract value of options held at June 29, 2012 is representative of contract value options activity during the period ended June 29, 2012.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $6,115,244 and received collateral of $6,438,798 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Massachusetts Financial Services Company (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that, while the Portfolio underperformed its peer group for the five- and ten- year annualized periods, the Portfolio outperformed its peer group for the one- and three- year annualized periods. The Board noted that MFS replaced the Portfolio’s previous sub-adviser in September 2009, and concluded that, in light of the Portfolio’s improved performance since the change in sub-advisers, the Board was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end in comparison to the management fees paid by similar funds. However, the Board noted that the total annual operating expense ratio of the Portfolio was lower than the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012